Cover	Aug. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2023
Entity File Number	000-56230
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Tax Identification Number	20-1915692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	746 North Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32934
City Area Code	(844)
Local Phone Number	714-2224
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false